Organization and principal activities	12 Months Ended
Dec. 31, 2017
Organization and principal activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Organization and principal activities

YY Inc. (the “Company”), through its subsidiaries, its variable interest entities (“VIEs”, also refer to VIEs and their subsidiaries as a whole, where appropriate) (collectively, the “Group”) is principally engaged in live streaming business in the People's Republic of China (the “PRC” or “China”) through its two key platforms, namely YY Live and Huya, which are leading live streaming and live game broadcasting platforms.

(b)	Initial Public Offering

The Company completed its initial public offering (“IPO”) on November 21, 2012 on the NASDAQ Global Market.

(c)	Principal subsidiaries and VIEs

The details of the principal subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2017 are set out below:

Name	Place of incorporation	Date of incorporation or acquisition	% of direct or indirect economic ownership	Principal activities

Principal subsidiaries
Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands (“BVI”)	November 6, 2007	100%	Investment holding

Huanju Shidai Technology (Beijing) Co., Ltd. (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Guangzhou Huanju Shidai Information Technology Co., Ltd. (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Engage Capital Partners I, L.P. (“Engage L.P.”)	Cayman Islands	March 23, 2015	93.5%	Investment

HUYA Inc. (“Huya”)(*)	Cayman Islands	March 30, 2017	80.7%	Investment holding

Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	80.7%	Software development

Principal VIEs
Guangzhou Huaduo Network Technology Co., Ltd. (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Zhuhai Huanju Interactive Entertainment Technology Co., Ltd.	PRC	May 4, 2015	100%	Software development

Shanghai Yilian Equity Investment Partnership (LP) (“Shanghai Yilian”)	PRC	June 23, 2015	93.5%	Investment

Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	80.7%	Holder of internet content provider licenses and internet value added services

Guangzhou Wanhe Technology Co., Ltd. (“Guangzhou Wanhe”)	PRC	December 8, 2016	60%	Online advertising and software development

Guangzhou Yilianyixing Investment Partnership (LP) (“Guangzhou Yilianyixing”)	PRC	June 28, 2017	99%	Investment

(c)	Principal subsidiaries and VIEs (continued)

Note *: As disclosed in Note 30(b) and Note 30(d), Huya has issued Series B-2 redeemable convertible preferred shares on March 8, 2018 and YY has sold certain Class B Ordinanry Shares of Huya on March 20, 2018 and March 22, 2018, respectively. After these transactions, the Company's percentage of economic ownership over Huya is 48.3%.

(d)	Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide internet-content, the Group conducts its operations primarily through its principal VIEs Guangzhou Huaduo and Guangzhou Huya, which hold the internet value-added service license and approvals to provide such internet services in the PRC.

(i) VIE agreements amongst Beijing Huanju Shidai, Guangzhou Huaduo and its nominee shareholders

The following is a summary of the contractual arrangements entered among Beijing Huanju Shidai, Guangzhou Huaduo and its nominee shareholders:

•	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Guangzhou Huaduo’s revenues. The term of this agreement will expire in 2028 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support, business support and consulting services related to the services provided by Guangzhou Huaduo, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2039 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Guangzhou Huaduo and each of the shareholders of Guangzhou Huaduo. Under the exclusive option agreement, each of the shareholders of Guangzhou Huaduo irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Guangzhou Huaduo. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Guangzhou Huaduo’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huaduo. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

•	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Guangzhou Huaduo, each such shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Guangzhou Huaduo, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huaduo requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huaduo. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Guangzhou Huaduo.

•	Share Pledge Agreement

Pursuant to the share pledge agreement between Beijing Huanju Shidai and the shareholders of Guangzhou Huaduo, the shareholders of Guangzhou Huaduo have pledged all of their equity interests in Guangzhou Huaduo to Beijing Huanju Shidai to guarantee the performance by Guangzhou Huaduo and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Guangzhou Huaduo and/or its shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

(ii) VIE agreements amongst Huya Technology, Guangzhou Huya and its nominee shareholders

In 2017, Huya undertook a reorganization (the “Huya Reorganization”) through setting up Huya Technology, a wholly owned subsidiary, and entering into a series of VIE agreements with Guangzhou Huya and its nominee shareholders. The Huya Reorganization was completed on July 10, 2017.

The following is a summary of the contractual arrangements entered among Huya Technology, Guangzhou Huya and its nominee shareholders:

•	Exclusive Business Cooperation Agreement

Huya Technology and Guangzhou Huya entered into exclusive business cooperation agreement under which Guangzhou Huya engages Huya Technology as its exclusive provider of technology support, business support and consulting services. Guangzhou Huya shall pay to Huya Technology service fees, which is determined by Huya Technology at its sole discretion. Huya Technology shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, Guangzhou Huya shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of Huya Technology. The term of this agreement is ten years and will be extended for ten years automatically after expiration, unless otherwise agreed by both parties in a written agreement. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

•	Exclusive Purchase Option Agreement

Under the exclusive purchase option agreement, the nominee shareholders of Guangzhou Huya have granted Huya Technology or its designated representative(s) irrevocably an exclusive option to purchase, to the extent permitted under PRC law, all or part of their equity interests in Guangzhou Huya at the lowest price permitted by the laws of the PRC applicable at the time of exercise. Huya Technology or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Huya Technology’s prior written consent, the nominee shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huya. The term of this agreement is ten years and may be extended for another ten years at Huya Technology’s sole discretion. Huya Technology is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

•	Equity Pledge Agreement

Pursuant to the equity pledge agreement, the nominee shareholders of Guangzhou Huya have pledged all of their equity interests in Guangzhou Huya to Huya Technology to guarantee the performance by Guangzhou Huya and its nominee shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement, and powers of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of Huya Technology without Huya Technology's written consent. If Guangzhou Huya and/or its nominee shareholders breach their contractual obligations under those agreements, Huya Technology, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

•	Power of Attorney

Pursuant to the irrevocable power of attorney, Huya Technology is authorized by each of the nominee shareholders as its attorney-in-fact to exercise such nominee shareholders’ rights in Guangzhou Huya, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huya requiring nominee shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huya and rights to information relating to all business aspects of Guangzhou Huya. The term of this agreement is ten years from the execution date of this agreement and will be automatically extended for one more year indefinitely. Huya Technology has sole discretion to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huya.

Through the aforementioned contractual agreements, Guangzhou Huaduo and Guangzhou Huya are considered VIEs in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”) because the Company, through Beijing Huanju Shidai and Huya Technology, respectively, has the ability to:

•	exercise effective control over Guangzhou Huaduo and Guangzhou Huya;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from these VIEs as if it were their sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in these VIEs.

In addition to the aforementioned contractual agreements, Beijing Huanju Shidai also entered into similar contractual agreements with Beijing Tuda Science and Technology Co., Ltd. ("Beijing Tuda"). Beijing Bilin Changxiang Information Technology Co., Ltd. (“Bilin Changxiang”), a subsidiary of the Company, also entered into similar contractual agreements with Guangzhou Bilin Online Information Technology Co., Ltd. (formerly known as Bejing Bilin Online Information Technology Co., Ltd., "Bilin Online"). Through these contractual agreements, Beijing Tuda and Bilin Online are considered VIEs of the Group.

In accordance with the aforementioned agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. Therefore the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves of the VIEs amounting to RMB3,213,143 as of December 31, 2017. As the VIEs were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC internet value-added services business through the VIEs, the Company will, if needed, provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

Please refer to Note 3(a) for the consolidated financial information of the Group’s VIEs as of December 31, 2017.